Cost of Sales - Schedule of Cost of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Sales [Line Items]
Cost of sales	€ 1,168	€ 20,088	€ 8,765
LPG-related services (QIND / Al Shola Gas) [Member]
Schedule of Cost of Sales [Line Items]
Cost of sales	1,168
Hydrogen technology (deconsolidated entity) [Member]
Schedule of Cost of Sales [Line Items]
Cost of sales		€ 20,088	€ 8,765